Segmented Information - Narrative (Details) $ in Millions	Dec. 31, 2018 CAD ($) segment	Mar. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of operating segments [line items]
Insurance contract liabilities	$ 121,923		$ 117,785
Number of operating segments | segment	5
SLF U.S.
Disclosure of operating segments [line items]
Insurance contract liabilities	$ 26,186		24,410
SLF Asia
Disclosure of operating segments [line items]
Insurance contract liabilities	21,525		20,257
Individual non-participating life and health
Disclosure of operating segments [line items]
Insurance contract liabilities	37,528		35,028
Individual non-participating life and health | SLF U.S.
Disclosure of operating segments [line items]
Insurance contract liabilities	13,239	$ (10,000)	12,024
Individual non-participating life and health | SLF Asia
Disclosure of operating segments [line items]
Insurance contract liabilities	$ 12,463	$ 0	$ 11,449